Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment Net
	As of December 31,
	2023	2022

Computers and peripheral equipment	$105	$95
Office furniture and equipment	42	42
	147	137
Less - accumulated depreciation	(128)	(122)
Total property and equipment, net	$19	$15